Average Annual Total Returns (Vanguard Tax-Managed Capital Appreciation Fund Institutional)	Vanguard Tax-Managed Capital Appreciation Fund Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Tax-Managed Capital Appreciation Fund Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Tax-Managed Capital Appreciation Fund Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares 1/1/2014 - 12/31/2014	Russell 1000 Index Vanguard Tax-Managed Capital Appreciation Fund Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.56%	12.14%	7.46%	13.24%
Five Years	15.58%	15.23%	12.60%	15.64%
Ten Years	8.08%	7.78%	6.59%	7.96%